Interest in Other Entities - Schedule of Financial Information (Details) - Gix internet [Member] - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Information [Line Items]
Current assets	[1]	$ 3,826	$ 14,400
Non-current assets	[1]	14,516	20,778
Current liabilities	[1]	16,798	23,555
Non-current liabilities	[1]	$ 1,471	$ 2,168

[1]	Translated according to the exchange rates at the date of each statement of financial position.